SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
Schedule of reimbursement amount receivable

Companies	Balance receivable
Eletrobras	9,866
Chesf	9,866
Eletronorte	13,141
Furnas	63,065
Eletronuclear	43,674
Total	139,612